Trade and Other Payables, Financial Liabilities, and Other Non-Financial Liabilities - Bonds (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Liabilities
Effective interest rate	1.29%	1.25%	1.30%
Carrying Amount	€ 6,301	€ 7,880
Bonds
Financial Liabilities
Carrying Amount	€ 5,147	6,147
2017 | Euro bond 2 - 2010
Financial Liabilities
Issue Price	99.78%
Coupon Rate	3.50%
Effective interest rate	3.59%
Nominal volume	€ 500
Carrying Amount	€ 0	496
2017 | Euro bond 10 - 2015
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.11%
Nominal volume	€ 500
Carrying Amount	€ 0	500
Expiring in the following year | Euro bond 7 - 2014
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.08%
Nominal volume	€ 750
Carrying Amount	€ 750	749
Expiring in the following year | Euro bond 13 - 2016
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.03%
Nominal volume	€ 400
Carrying Amount	€ 400	400
2019 | Euro bond 6 - 2012
Financial Liabilities
Issue Price	99.307%
Coupon Rate	2.125%
Effective interest rate	2.29%
Nominal volume	€ 750
Carrying Amount	€ 768	776
2020 | Euro bond 11 - 2015
Financial Liabilities
Issue Price	100.00%
Coupon Rate	0.00%
Effective interest rate	0.07%
Nominal volume	€ 650
Carrying Amount	€ 649	648
2023 | Euro bond 8 - 2014
Financial Liabilities
Issue Price	99.478%
Coupon Rate	1.125%
Effective interest rate	1.24%
Nominal volume	€ 1,000
Carrying Amount	€ 995	994
2025 | Euro bond 12 - 2015
Financial Liabilities
Issue Price	99.264%
Coupon Rate	1.00%
Effective interest rate	1.13%
Nominal volume	€ 600
Carrying Amount	€ 594	594
2027 | Euro bond 9 - 2014
Financial Liabilities
Issue Price	99.284%
Coupon Rate	1.75%
Effective interest rate	1.86%
Nominal volume	€ 1,000
Carrying Amount	€ 991	€ 990